Inventories, net	12 Months Ended
Dec. 31, 2022
Inventory Disclosure [Abstract]
Inventories, net
3.
Inventories, net

Inventories, net consist of the following:

	As of December 31,
	2021	2022
	RMB	RMB
Raw materials	61,673,722	69,914,306
Work in process	115,246,904	158,693,203
Finished goods	63,703,393	81,807,783
Less: write-down of inventories	(26,753,768)	(208,213,546)
Inventories, net	213,870,251	102,201,746